UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811 – 09597

LORD ABBETT STOCK APPRECIATION FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/10

Item 1:	Report(s) to Shareholders.

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Stock Appreciation Fund

For the six-month period ended January 31, 2010

Lord Abbett Stock Appreciation Fund

Semiannual Report

For the six-month period ended January 31, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds;
and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Lord Abbett Stock Appreciation Fund for the six-month period ended January 31, 2010. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about
Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 through January 31, 2010).

Actual Expenses

For each class of the Fund, the
first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period
8/1/09 – 1/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value

Ending Account Value

Expenses Paid During Period†

8/1/09

1/31/10

8/1/09 - 1/31/10

Class A

Actual

$
1,000.00

$
1,080.00

$
7.86

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,017.64

$
7.63

Class B

Actual

$
1,000.00

$
1,075.70

$
11.25

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,014.35

$
10.92

Class C

Actual

$
1,000.00

$
1,075.70

$
11.25

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,014.35

$
10.92

Class F

Actual

$
1,000.00

$
1,079.60

$
6.55

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,018.90

$
6.36

Class I

Actual

$
1,000.00

$
1,081.10

$
6.03

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,019.41

$
5.85

Class P

Actual

$
1,000.00

$
1,079.50

$
7.39

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,018.07

$
7.17

Class R2

Actual

$
1,000.00

$
1,081.70

$
6.40

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,019.08

$
6.21

Class R3

Actual

$
1,000.00

$
1,078.00

$
8.64

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,016.89

$
8.39

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.50% for Class A, 2.15% for Classes B and C, 1.25% for
Class F, 1.15% for Class I, 1.41% for Class P, 1.22% for Class R2 and 1.65% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2010

Sector*

%**

Sector*

%**

Consumer Discretionary

18.08%

Materials & Processing

3.24%

Consumer Staples

5.73%

Producer Durables

8.32%

Energy

6.12%

Technology

31.31%

Financial Services

11.00%

Short-Term Investment

0.24%

Healthcare

15.96%

Total

100.00%

*

A sector may comprise several industries.

**

Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2010

Investments

Shares

Value (000)

LONG-TERM INVESTMENTS 100.07%

COMMON STOCKS 99.91%

Advertising Agencies 0.79%

Lamar Advertising Co. Class A*

49,202

$
1,407

Aerospace 1.29%

United Technologies Corp.

34,082

2,300

Asset Management & Custodian 1.58%

BlackRock, Inc.

8,517

1,821

Franklin Resources, Inc.

10,000

990

Total

2,811

Auto Services 0.42%

Goodyear Tire & Rubber Co. (The)*

56,120

749

Back Office Support, Human Resources, and Consulting 1.19%

Monster Worldwide, Inc.*

76,620

1,194

Robert Half International, Inc.

34,089

918

Total

2,112

Banks: Diversified 4.18%

Bank of America Corp.

126,168

1,915

Fifth Third Bancorp

86,423

1,075

KeyCorp

217,568

1,562

PNC Financial Services Group, Inc. (The)

20,346

1,128

SunTrust Banks, Inc.

42,017

1,022

Wells Fargo & Co.

25,595

728

Total

7,430

Beverage: Soft Drinks 2.15%

Coca-Cola Co. (The)

18,685

1,014

PepsiCo, Inc.

47,053

2,805

Total

3,819

Investments

Shares

Value (000)

Biotechnology 2.95%

Alexion Pharmaceuticals, Inc.*

20,570

$
954

Amgen, Inc.*

35,295

2,064

Celgene Corp.*

16,901

960

Human Genome Sciences, Inc.*

48,230

1,277

Total

5,255

Casinos & Gambling 1.19%

International Game Technology

54,038

991

MGM Mirage*

101,439

1,122

Total

2,113

Chemical: Diversified 1.15%

Albemarle Corp.

33,088

1,182

Celanese Corp. Series A

29,694

864

Total

2,046

Coal 1.12%

CONSOL Energy, Inc.

21,941

1,023

Peabody Energy Corp.

22,990

968

Total

1,991

Communications Technology 4.15%

Cisco Systems, Inc.*

220,222

4,948

Juniper Networks, Inc.*

37,636

935

QUALCOMM, Inc.

38,066

1,492

Total

7,375

Computer Services, Software & Systems 9.04%

Adobe Systems, Inc.*

39,663

1,281

Equinix, Inc.*

12,894

1,241

Google, Inc. Class A*

9,393

4,973

Microsoft Corp.

148,905

4,196

Nuance Communications, Inc.*

95,616

1,436

Oracle Corp.

71,307

1,644

VMware, Inc. Class A*

28,981

1,316

Total

16,087

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2010

Investments

Shares

Value (000)

Computer Technology 11.82%

Apple, Inc.*

39,267

$
7,544

Dell, Inc.*

34,396

444

EMC Corp.*

59,944

999

Hewlett-Packard Co.

98,023

4,614

International Business Machines Corp.

30,176

3,693

NetApp, Inc.*

53,268

1,552

NVIDIA Corp.*

76,797

1,182

Palm, Inc.*

95,527

992

Total

21,020

Copper 0.69%

Freeport-McMoRan Copper & Gold, Inc.

18,512

1,235

Diversified Financial Services 2.54%

Capital One Financial Corp.

39,440

1,454

Goldman Sachs Group, Inc. (The)

6,976

1,037

Lazard Ltd. Class A

30,300

1,168

Morgan Stanley

31,898

854

Total

4,513

Diversified Manufacturing Operations 0.54%

Honeywell International, Inc.

24,626

952

Diversified Retail 4.91%

Amazon.com, Inc.*

11,918

1,495

Costco Wholesale Corp.

16,504

948

J.C. Penney Co., Inc.

21,794

541

Kohl’s Corp.*

18,417

928

Nordstrom, Inc.

27,287

942

Target Corp.

45,185

2,317

Wal-Mart Stores, Inc.

29,390

1,570

Total

8,741

Drug & Grocery Store Chains 0.92%

Walgreen Co.

45,358

1,635

Investments

Shares

Value (000)

Education Services 0.75%

DeVry, Inc.

21,779

$
1,330

Electronic Components 0.50%

Amphenol Corp. Class A

22,141

882

Entertainment 0.94%

DreamWorks Animation SKG, Inc. Class A*

20,129

784

Walt Disney Co. (The)

30,178

892

Total

1,676

Financial Data & Systems 1.36%

MasterCard, Inc. Class A

4,450

1,112

Visa, Inc. Class A

15,860

1,301

Total

2,413

Gold 0.36%

Newmont Mining Corp.

15,153

649

Healthcare Facilities 0.59%

DaVita, Inc.*

17,482

1,045

Healthcare Management Services 1.37%

CIGNA Corp.

21,111

713

Humana, Inc.*

35,351

1,719

Total

2,432

Healthcare Services 2.97%

athenahealth, Inc.*

19,000

747

Cerner Corp.*

11,062

837

Express Scripts, Inc.*

20,514

1,720

McKesson Corp.

15,717

925

Medco Health Solutions, Inc.*

17,132

1,053

Total

5,282

Hotel/Motel 1.31%

Marriott International, Inc. Class A

40,129

1,052

Starwood Hotels & Resorts Worldwide, Inc.

38,434

1,281

Total

2,333

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2010

Investments

Shares

Value (000)

Insurance: Life 0.76%

Prudential Financial, Inc.

27,096

$
1,355

Machinery: Construction & Handling 0.64%

Caterpillar, Inc.

21,740

1,136

Machinery: Industrial 0.52%

Kennametal, Inc.

37,909

928

Medical & Dental Instruments & Supplies 2.88%

Edwards Lifesciences Corp.*

11,538

1,034

Kinetic Concepts, Inc.*

34,110

1,408

ResMed, Inc.*

24,825

1,270

Stryker Corp.

27,239

1,414

Total

5,126

Metal Fabricating 0.40%

Precision Castparts Corp.

6,823

718

Offshore Drilling & Other Services 0.56%

Atwood Oceanics, Inc.*

29,812

999

Oil: Crude Producers 2.95%

Cabot Oil & Gas Corp.

33,048

1,265

Continental Resources, Inc.*

29,799

1,131

EOG Resources, Inc.

10,100

913

Range Resources Corp.

15,623

719

Southwestern Energy Co.*

28,442

1,220

Total

5,248

Oil Well Equipment & Services 1.51%

Cameron International Corp.*

21,183

798

Helmerich & Payne, Inc.

20,471

856

Schlumberger Ltd.

16,277

1,033

Total

2,687

Personal Care 1.66%

Colgate-Palmolive Co.

17,942

1,436

Procter & Gamble Co. (The)

24,622

1,515

Total

2,951

Investments

Shares

Value (000)

Pharmaceuticals 5.25%

Abbott Laboratories

59,376

$
3,143

AmerisourceBergen Corp.

39,017

1,064

Johnson & Johnson

15,058

947

Vertex Pharmaceuticals, Inc.*

26,927

1,034

Warner Chilcott plc Class A (Ireland)*(a)

81,928

2,239

Watson Pharmaceuticals, Inc.*

23,769

912

Total

9,339

Production Technology Equipment 0.59%

Lam Research Corp.*

31,608

1,043

Railroads 2.06%

Kansas City Southern*

58,148

1,727

Union Pacific Corp.

32,000

1,936

Total

3,663

Restaurants 0.97%

Panera Bread Co. Class A*

15,123

1,080

Starbucks Corp.*

29,340

639

Total

1,719

Scientific Instruments: Gauges & Meters 0.51%

Itron, Inc.*

14,814

912

Securities Brokerage & Services 0.46%

Charles Schwab Corp. (The)

44,684

817

Semiconductors & Components 4.74%

Avnet, Inc.*

27,479

727

Broadcom Corp. Class A*

48,353

1,292

Cree, Inc.*

17,692

989

Cypress Semiconductor Corp.*

90,494

909

Intel Corp.

56,657

1,099

Linear Technology Corp.

26,417

690

Marvell Technology Group Ltd.*

34,000

593

PMC-Sierra, Inc.*

108,340

861

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2010

Investments

Shares

Value (000)

Semiconductors & Components (continued)

Silicon Laboratories, Inc.*

17,516

$
740

Texas Instruments, Inc.

23,616

531

Total

8,431

Specialty Retail 5.28%

Abercrombie & Fitch Co. Class A

36,423

1,149

American Eagle Outfitters, Inc.

63,878

1,015

Bed Bath & Beyond, Inc.*

34,143

1,321

CarMax, Inc.*

38,134

787

Dress Barn, Inc. (The)*

44,626

1,051

Limited Brands, Inc.

103,491

1,968

Staples, Inc.

49,704

1,166

Urban Outfitters, Inc.*

29,832

942

Total

9,399

Steel 0.64%

United States Steel Corp.

25,606

1,138

Telecommunications Equipment 0.58%

Crown Castle International Corp.*

27,688

1,023

Textiles Apparel & Shoes 1.57%

Coach, Inc.

30,000

1,046

NIKE, Inc. Class B

13,102

835

Timberland Co. (The) Class A*

53,160

914

Total

2,795

Tobacco 1.02%

Philip Morris International, Inc.

39,757

1,809

Transportation: Miscellaneous 1.00%

United Parcel Service, Inc. Class B

30,760

1,777

Investments

Shares

Value (000)

Truckers 0.59%

J.B. Hunt Transport Services, Inc.

34,486

$
1,057

Total Common Stocks (cost $153,660,648)

177,703

PREFERRED STOCK 0.16%

Banks: Diversified

Bank of America Corp.* (cost $286,500)

19,100

288

Total Long-Term Investments (cost $153,947,148)

177,991

Principal Amount (000)

SHORT-TERM INVESTMENT 0.24%

Repurchase Agreement

Repurchase Agreement dated 1/29/2010, 0.01% due 2/1/2010 with Fixed Income Clearing Corp. collateralized by $435,000 of Federal Home Loan Bank at 0.93% due 3/30/2010;
value: $438,806; proceeds: $429,857 (cost $429,856)

$
430

430

Total Investments in Securities 100.31% (cost $154,377,004)

178,421

Liabilities in Excess of Other Assets (0.31%)

(558
)

Net Assets 100.00%

$
177,863

*

Non-income producing security.

(a)

Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2010

ASSETS:

Investments in securities, at value (cost $154,377,004)

$
178,421,367

Receivables:

Capital shares sold

221,458

Interest and dividends

71,766

Prepaid expenses and other assets

61,043

Total assets

178,775,634

LIABILITIES:

Payables:

Capital shares reacquired

473,234

Management fee

125,493

12b-1 distribution fees

114,121

Trustees’ fees

24,767

Fund administration

11,422

To affiliates (See Note 3)

6,281

Accrued expenses and other liabilities

157,016

Total liabilities

912,334

NET ASSETS

$
177,863,300

COMPOSITION OF NET ASSETS:

Paid-in capital

$
242,751,841

Accumulated net investment loss

(555,622
)

Accumulated net realized loss on investments and foreign currency related transactions

(88,377,282
)

Net unrealized appreciation on investments

24,044,363

Net Assets

$
177,863,300

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

January 31, 2010

Net assets by class:

Class A Shares

$
94,012,948

Class B Shares

$
19,419,064

Class C Shares

$
34,723,668

Class F Shares

$
1,881,909

Class I Shares

$
27,789,333

Class P Shares

$
547

Class R2 Shares

$
7,506

Class R3 Shares

$
28,325

Outstanding shares by class: (unlimited number of authorized shares of beneficial interest):

Class A Shares

19,350,932

Class B Shares

4,265,052

Class C Shares

7,634,331

Class F Shares

385,397

Class I Shares

5,638,748

Class P Shares

111.852

Class R2 Shares

1,533

Class R3 Shares

5,847

Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):

Class A Shares-Net asset value

$4.86

Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)

$5.16

Class B Shares-Net asset value

$4.55

Class C Shares-Net asset value

$4.55

Class F Shares-Net asset value

$4.88

Class I Shares-Net asset value

$4.93

Class P Shares-Net asset value

$4.89

Class R2 Shares-Net asset value

$4.90

Class R3 Shares-Net asset value

$4.84

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2010

Investment income:

Dividends (net of foreign withholding taxes of $3,183)

$
1,010,422

Interest and other

9,313

Total investment income

1,019,735

Expenses:

Management fee

708,804

12b-1 distribution plan-Class A

177,311

12b-1 distribution plan-Class B

106,012

12b-1 distribution plan-Class C

185,864

12b-1 distribution plan-Class F

1,042

12b-1 distribution plan-Class P

4

12b-1 distribution plan-Class R2

23

12b-1 distribution plan-Class R3

71

Shareholder servicing

271,331

Registration

53,093

Fund administration

37,803

Subsidy (See Note 3)

33,775

Professional

32,700

Reports to shareholders

25,638

Custody

4,056

Trustees’ fees

3,388

Other

6,409

Gross expenses

1,647,324

Expense reductions (See Note 7)

(60
)

Management fees waived and expenses reimbursed (See Note 3)

(90,124
)

Net expenses

1,557,140

Net investment loss

(537,405
)

Net realized and unrealized gain:

Net realized gain on investments and foreign currency related transactions

6,295,228

  Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies

8,522,792

Net realized and unrealized gain

14,818,020

Net Increase in Net Assets Resulting From Operations

$
14,280,615

See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS

For the Six Months Ended January 31, 2010 (unaudited)

For the Year Ended July 31, 2009

Operations:

Net investment loss

$
(537,405
)

$
(466,099
)

Net realized gain (loss) on investments and foreign currency related transactions

6,295,228

(61,460,376
)

  Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies

8,522,792

13,968,505

Net increase (decrease) in net assets resulting from operations

14,280,615

(47,957,970
)

Capital share transactions (Net of share conversions) (See Note 11):

Net proceeds from sales of shares

15,744,001

53,723,699

Cost of shares reacquired

(30,962,549
)

(52,960,354
)

  Net increase (decrease) in net assets resulting from capital share transactions

(15,218,548
)

763,345

Net decrease in net assets

(937,933
)

(47,194,625
)

NET ASSETS:

Beginning of period

$
178,801,233

$
225,995,858

End of period

$
177,863,300

$
178,801,233

Accumulated net investment loss

$
(555,622
)

$
(18,217
)

See Notes to Financial Statements.

Financial Highlights

Class A Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31

2009

2008

2007

2006

2005

Per Share Operating Performance

Net asset value, beginning of period

$ 4.50

$ 5.74

$ 5.98

$ 5.07

$ 5.19

$4.62

Investment operations:

Net investment loss(a)

(.01
)

–
(b)

(.03
)

(.04
)

(.03
)

(.01
)

Net realized and unrealized gain (loss)

.37

(1.24
)

(.21
)

.95

(.09
)

.58

Total from investment operations

.36

(1.24
)

(.24
)

.91

(.12
)

.57

Net asset value, end of period

$ 4.86

$ 4.50

$ 5.74

$ 5.98

$ 5.07

$ 5.19

Total Return(c)

8.00
%(d)

(21.60
)%

(4.01
)%

17.95
%

(2.31
)%

12.34
%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fees waived and expenses reimbursed

.76
%(d)

1.50
%

1.50
%

1.50
%

1.49
%

1.65
%

Expenses, including expense reductions, management fees waived and expenses reimbursed

.76
%(d)

1.50
%

1.50
%

1.50
%

1.49
%

1.65
%

Expenses, excluding expense reductions, management fees waived and expenses reimbursed

.81
%(d)

1.70
%

1.56
%

1.61
%

1.68
%

1.85
%

Net investment loss

(.21
)%(d)

(.10
)%

(.50
)%

(.62
)%

(.61
)%

(.25
)%

Supplemental Data:

Net assets, end of period (000)

$94,013

$96,736

$119,321

$120,513

$110,300

$88,882

Portfolio turnover rate

50.43
%(d)

160.11
%

174.14
%

158.74
%

188.26
%

103.08
%

(a)

Calculated using average shares outstanding during the period.

(b)

Amount is less than $.01.

(c)

Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)

Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

Class B Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31

2009

2008

2007

2006

2005

Per Share Operating Performance

Net asset value, beginning of period

$ 4.23

$ 5.43

$ 5.70

$ 4.86

$ 5.01

$ 4.48

Investment operations:

Net investment loss(a)

(.02
)

(.03
)

(.07
)

(.07
)

(.07
)

(.04
)

Net realized and unrealized gain (loss)

.34

(1.17
)

(.20
)

.91

(.08
)

.57

Total from investment operations

.32

(1.20
)

(.27
)

.84

(.15
)

.53

Net asset value, end of period

$ 4.55

$ 4.23

$ 5.43

$ 5.70

$ 4.86

$ 5.01

Total Return(b)

7.57
%(c)

(22.10
)%

(4.74
)%

17.28
%

(2.99
)%

11.83
%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fees waived and expenses reimbursed

1.09
%(c)

2.15
%

2.15
%

2.15
%

2.14
%

2.29
%

Expenses, including expense reductions, management fees waived and expenses reimbursed

1.09
%(c)

2.15
%

2.15
%

2.15
%

2.14
%

2.29
%

Expenses, excluding expense reductions, management fees waived and expenses reimbursed

1.13
%(c)

2.35
%

2.21
%

2.26
%

2.33
%

2.49
%

Net investment loss

(.54
)%(c)

(.75
)%

(1.16
)%

(1.27
)%

(1.26
)%

(.90
)%

Supplemental Data:

Net assets, end of period (000)

$19,419

$20,890

$31,989

$34,012

$30,200

$25,924

Portfolio turnover rate

50.43
%(c)

160.11
%

174.14
%

158.74
%

188.26
%

103.08
%

(a)

Calculated using average shares outstanding during the period.

(b)

Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)

Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

Class C Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31

2009

2008

2007

2006

2005

Per Share Operating Performance

Net asset value, beginning of period

$ 4.23

$ 5.43

$ 5.69

$ 4.86

$ 5.00

$ 4.48

Investment operations:

Net investment loss(a)

(.02
)

(.03
)

(.07
)

(.07
)

(.07
)

(.04
)

Net realized and unrealized gain (loss)

.34

(1.17
)

(.19
)

.90

(.07
)

.56

Total from investment operations

.32

(1.20
)

(.26
)

.83

(.14
)

.52

Net asset value, end of period

$ 4.55

$ 4.23

$ 5.43

$ 5.69

$ 4.86

$ 5.00

Total Return(b)

7.57
%(c)

(22.10
)%

(4.57
)%

17.08
%

(2.80
)%

11.61
%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fees waived and expenses reimbursed

1.09
%(c)

2.15
%

2.15
%

2.15
%

2.14
%

2.29
%

Expenses, including expense reductions, management fees waived and expenses reimbursed

1.09
%(c)

2.15
%

2.15
%

2.15
%

2.14
%

2.29
%

Expenses, excluding expense reductions, management fees waived and expenses reimbursed

1.13
%(c)

2.35
%

2.21
%

2.26
%

2.33
%

2.49
%

Net investment loss

(.54
)%(c)

(.75
)%

(1.15
)%

(1.28
)%

(1.26
)%

(.90
)%

Supplemental Data:

Net assets, end of period (000)

$34,724

$35,198

$50,103

$45,041

$33,206

$22,867

Portfolio turnover rate

50.43
%(c)

160.11
%

174.14
%

158.74
%

188.26
%

103.08
%

(a)

Calculated using average shares outstanding during the period.

(b)

Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)

Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

Class F Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31/2009

9/28/2007(a) to 7/31/2008

Per Share Operating Performance

Net asset value, beginning of period

$4.52

$5.75

$6.53

Investment operations:

Net investment income (loss)(b)

–
(c)

–
(c)

(.02
)

Net realized and unrealized gain (loss)

.36

(1.23
)

(.76
)

Total from investment operations

.36

(1.23
)

(.78
)

Net asset value, end of period

$4.88

$4.52

$5.75

Total Return(d)

7.96
%(e)

(21.39
)%

(11.94
)%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fees waived and expenses reimbursed

.63
%(e)

1.25
%

1.02
%(e)

Expenses, including expense reductions, management fees waived and expenses reimbursed

.63
%(e)

1.25
%

1.02
%(e)

Expenses, excluding expense reductions, management fees waived and expenses reimbursed

.68
%(e)

1.45
%

1.10
%(e)

Net investment income (loss)

(.07
)%(e)

.05
%

(.33
)%(e)

Supplemental Data:

Net assets, end of period (000)

$1,882

$1,980

$654

Portfolio turnover rate

50.43
%(e)

160.11
%

174.14
%

(a)

  Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b)

Calculated using average shares outstanding during the period.

(c)

Amount is less than $.01.

(d)

Total return assumes the reinvestment of all distributions.

(e)

Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

Class I Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31

2009

2008

2007

2006

2005

Per Share Operating Performance

Net asset value, beginning of period

$4.56

$5.79

$6.01

$5.08

$5.18

$4.59

Investment operations:

Net investment income (loss)(a)

–
(b)

.01

(.01
)

(.02
)

(.01
)

.01

Net realized and unrealized gain (loss)

.37

(1.24
)

(.21
)

.95

(.09
)

.58

Total from investment operations

.37

(1.23
)

(.22
)

.93

(.10
)

.59

Net asset value, end of period

$4.93

$4.56

$5.79

$6.01

$5.08

$5.18

Total Return(c)

8.11
%(d)

(21.24
)%

(3.66
)%

18.31
%

(1.93
)%

12.85
%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fees waived and expenses reimbursed

.58
%(d)

1.15
%

1.15
%

1.15
%

1.14
%

1.26
%

Expenses, including expense reductions, management fees waived and expenses reimbursed

.58
%(d)

1.15
%

1.15
%

1.15
%

1.14
%

1.26
%

Expenses, excluding expense reductions, management fees waived and expenses reimbursed

.63
%(d)

1.35
%

1.21
%

1.25
%

1.30
%

1.52
%

Net investment income (loss)

(.04
)%(d)

.25
%

(.16
)%

(.29
)%

(.19
)%

.23
%

Supplemental Data:

Net assets, end of period (000)

$27,789

$23,962

$23,883

$54,603

$27,371

$1,676

Portfolio turnover rate

50.43
%(d)

160.11
%

174.14
%

158.74
%

188.26
%

103.08
%

(a)

Calculated using average shares outstanding during the period.

(b)

Amount is less than $.01.

(c)

Total return assumes the reinvestment of all distributions.

(d)

Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

Class P Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31

2009

2008

2007

2006

2005

Per Share Operating Performance

Net asset value, beginning of period

$4.53

$5.77

$6.02

$5.11

$5.23

$4.65

Investment operations:

Net investment loss(a)

(.01
)

–
(b)

(.04
)

(.04
)

(.03
)

(.01
)

Net realized and unrealized gain (loss)

.37

(1.24
)

(.21
)

.95

(.09
)

.59

Total from investment operations

.36

(1.24
)

(.25
)

.91

(.12
)

.58

Net asset value, end of period

$4.89

$4.53

$5.77

$6.02

$5.11

$5.23

Total Return(c)

7.95
%(d)

(21.49
)%

(4.15
)%

17.81
%

(2.29
)%

12.47
%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fees waived and expenses reimbursed

.71
%(d)

1.51
%

1.55
%

1.60
%

1.57
%

1.53
%

Expenses, including expense reductions, management fees waived and expenses reimbursed

.71
%(d)

1.51
%

1.55
%

1.60
%

1.57
%

1.53
%

Expenses, excluding expense reductions, management fees waived and expenses reimbursed

.82
%(d)

1.70
%

1.61
%

1.70
%

1.70
%

1.64
%

Net investment loss

(.16
)%(d)

(.08
)%

(.67
)%

(.72
)%

(.60
)%

(.17
)%

Supplemental Data:

Net assets, end of period (000)

$1

$2

$3

$11

$12

$1

Portfolio turnover rate

50.43
%(d)

160.11
%

174.14
%

158.74
%

188.26
%

103.08
%

(a)

Calculated using average shares outstanding during the period.

(b)

Amount is less than $.01.

(c)

Total return assumes the reinvestment of all distributions.

(d)

Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

Class R2 Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31/2009

9/28/2007(a) to 7/31/2008

Per Share Operating Performance

Net asset value, beginning of period

$4.53

$5.75

$6.53

Investment operations:

Net investment income (loss)(b)

–
(c)

.01

(.01
)

Net realized and unrealized gain (loss)

.37

(1.23
)

(.77
)

Total from investment operations

.37

(1.22
)

(.78
)

Net asset value, end of period

$4.90

$4.53

$5.75

Total Return(d)

8.17
%(e)

(21.22
)%

(11.94
)%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fees waived and expenses reimbursed

.61
%(e)

1.12
%

.98
%(e)

Expenses, including expense reductions, management fees waived and expenses reimbursed

.61
%(e)

1.12
%

.98
%(e)

Expenses, excluding expense reductions, management fees waived and expenses reimbursed

.92
%(e)

1.92
%

1.03
%(e)

Net investment income (loss)

(.07
)%(e)

.27
%

(.12
)%(e)

Supplemental Data:

Net assets, end of period (000)

$8

$7

$9

Portfolio turnover rate

50.43
%(e)

160.11
%

174.14
%

(a)

  Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b)

Calculated using average shares outstanding during the period.

(c)

Amount is less than $.01.

(d)

Total return assumes the reinvestment of all distributions.

(e)

Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

Class R3 Shares

Six Months Ended 1/31/2010 (unaudited)

Year Ended 7/31/2009

9/28/2007(a) to 7/31/2008

Per Share Operating Performance

Net asset value, beginning of period

$4.49

$5.73

$6.53

Investment operations:

Net investment loss(b)

(.01
)

(.01
)

(.02
)

Net realized and unrealized gain (loss)

.36

(1.23
)

(.78
)

Total from investment operations

.35

(1.24
)

(.80
)

Net asset value, end of period

$4.84

$4.49

$5.73

Total Return(c)

7.80
%(d)

(21.64
)%

(12.25
)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fees waived and expenses reimbursed

.83
%(d)

1.63
%

1.24
%(d)

Expenses, including expense reductions, management fees waived and expenses reimbursed

.83
%(d)

1.63
%

1.24
%(d)

Expenses, excluding expense reductions, management fees waived and expenses reimbursed

.88
%(d)

1.83
%

1.30
%(d)

Net investment loss

(.29
)%(d)

(.23
)%

(.40
)%(d)

Supplemental Data:

Net assets, end of period (000)

$28

$27

$34

Portfolio turnover rate

50.43
%(d)

160.11
%

174.14
%

(a)

  Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b)

Calculated using average shares outstanding during the period.

(c)

Total return assumes the reinvestment of all distributions.

(d)

Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Stock Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The
Fund was organized as a Delaware statutory trust on September 29, 1999.

The Fund’s investment objective is long-term
capital growth. The Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares.
There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund’s prospectus. Effective March 31, 2010, the Fund will no longer offer Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized

Notes to Financial Statements (unaudited)(continued)

using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended
July 31, 2007 through July 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the
Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–In accordance with Financial Accounting Standards Board (“FASB”), Accounting Standards Codification
(“ASC”) Topic 820, Fair Value Measurements and Disclosures, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and

Notes to Financial Statements (unaudited)(continued)

to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•

Level 1 – quoted prices in active markets for identical investments;

•

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

Investment Type*

Level 1 (000)

Level 2 (000)

Level 3 (000)

Total (000)

Common Stocks

$
177,703

$
—

$
—

$
177,703

Preferred Stock

288

—

—

288

Repurchase Agreement

—

430

—

430

Total

$
177,991

$
430

$
—

$
178,421

*
See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which
Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion

.75%

Next $1 billion

.70%

Over $2 billion

.65%

For the six months ended January 31, 2010, the
effective management fee, before management fee waivers and expenses reimbursed, was at an annualized rate of .75% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

Lord Abbett provides certain administrative services to the Fund pursuant to an
Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

For the period from August 1, 2009 through
November 30, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that each class’ total net annual operating expenses did not exceed the annualized rates below. Effective December 1, 2009, Lord
Abbett voluntarily agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund to the extent necessary so that each class’ total net annual operating expenses do not exceed the following annualized rates:

Class

% of Average Daily Net Assets

A

1.50%

B

2.15%

C

2.15%

F

1.25%

I

1.15%

P

1.60%

R2

1.75%

R3

1.65%

Lord Abbett may stop or change the level of the voluntary
waiver or reimbursement at any time.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying
Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the
Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of January 31, 2010, the percentages of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund were 7.04% and 6.14%, respectively.

12b-1 Distribution Plan

The Fund
has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the
“Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*

Class A

Class B

Class C

Class F

Class P

Class R2

Class R3

Service

.25%

.25%

.25%

–

.25%

.25%

.25%

Distribution

.10%

.75%

.75%

.10%

.20%

.35%

.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority,
Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2010:

Distributor Commissions

Dealers’ Concessions

$17,114

$
93,826

Distributor received CDSCs of $1,295 and $3,747 for
Class A and Class C shares, respectively, for the six months ended January 31, 2010.

Two Trustees and certain of the Fund’s officers have
an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

2011

2012

2017

Total

$26,241,370

$
3,496,442

$
15,061,139

$
44,798,951

As of January 31, 2010, the aggregate unrealized
security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost

$
160,132,435

Gross unrealized gain

20,650,644

Gross unrealized loss

(2,361,712
)

Net unrealized security gain

$
18,288,932

The difference
between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2010 were as follows:

Purchases

Sales

$92,442,858

$
107,627,598

Notes to Financial Statements (unaudited)(continued)

There were no purchases or sales of U.S. Government securities for the six months ended
January 31, 2010.

6.    TRUSTEES’ REMUNERATION

The Fund’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside
Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’
fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into arrangements with the Fund’s transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% of the amount available under the Facility to .15%. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the renewal, the Fund paid an upfront commitment fee of .05% on December 4, 2009, which is included in Prepaid expenses and other assets on the Statement of Assets and Liabilities, and is amortized through Other expenses on the Statement of Operations over the annual period. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of January 31, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2010.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general, and to the changing

Notes to Financial Statements (unaudited)(continued)

prospects of the individual companies in which the Fund invests. Large growth stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and bargain stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for meeting or exceeding earnings expectations or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Six Months Ended January 31, 2010 (unaudited)

Year Ended July 31, 2009

Class A Shares

Shares

Amount

Shares

Amount

Shares sold

1,151,100

$
5,609,253

7,842,342

$
31,413,003

Converted from Class B*

127,274

623,444

257,048

1,053,812

Shares reacquired

(3,416,163
)

(16,833,153
)

(7,400,526
)

(30,585,600
)

Increase (decrease)

(2,137,789
)

$
(10,600,456
)

698,864

$
1,881,215

Class B Shares

Shares sold

347,611

$
1,580,426

914,448

$
3,621,754

Shares reacquired

(882,397
)

(4,013,414
)

(1,596,359
)

(6,265,137
)

Converted to Class A*

(135,638
)

(623,444
)

(272,650
)

(1,053,812
)

Decrease

(670,424
)

$
(3,056,432
)

(954,561
)

$
(3,697,195
)

Class C Shares

Shares sold

845,266

$
3,867,897

2,367,753

$
9,381,356

Shares reacquired

(1,535,241
)

(7,074,834
)

(3,278,244
)

(12,805,618
)

Decrease

(689,975
)

$
(3,206,937
)

(910,491
)

$
(3,424,262
)

Class F Shares

Shares sold

448,326

$
2,127,733

564,752

$
2,087,131

Shares reacquired

(501,030
)

(2,390,454
)

(240,449
)

(977,287
)

Increase (decrease)

(52,704
)

$
(262,721
)

324,303

$
1,109,844

Class I Shares

Shares sold

516,847

$
2,558,114

1,730,031

$
7,208,839

Shares reacquired

(134,840
)

(647,851
)

(598,369
)

(2,314,152
)

Increase

382,007

$
1,910,263

1,131,662

$
4,894,687

Class P Shares

Shares sold

–

$
1

171

$
704

Shares reacquired

(361.148
)

(1,829
)

(165
)

(707
)

Increase (decrease)

(361.148
)

$
(1,828
)

6

$
(3
)

Notes to Financial Statements (unaudited)(concluded)

Six Months Ended January 31, 2010 (unaudited)

Year Ended July 31, 2009

Class R2 Shares

Shares

Amount

Shares

Amount

Shares sold

–

$
–

2

$
5

Increase

–

$
–

2

$
5

Class R3 Shares

Shares sold

118

$
577

2,489

$
10,907

Shares reacquired

(214
)

(1,014
)

(2,564
)

(11,853
)

Decrease

(96
)

$
(437
)

(75
)

$
(946
)

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the
25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.    SUBSEQUENT EVENTS

In accordance with the provisions set forth in ASC Topic 855, Subsequent Events, management has evaluated subsequent events existing in the Fund’s financial statements through the date of issuance. Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

13.    RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by ASC 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Fund’s financial statement disclosures.

Approval of Advisory Contract

At meetings held on December 16 and 17, 2009, the Board, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC. (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received
by the Board included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the “performance universe”) and to the investment performance of an appropriate securities index, (2) information on the expense ratios, effective management fee rates, and other expense components, for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett’s financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the
Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment
Performance and Compliance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine month, one-year, three-year, and five-year periods and lower than that of the Lipper Large-Cap Growth Index for each of those periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also noted that Lord Abbett had made significant changes in its personnel for the Fund in 2009, replacing Bruce Bartlett and Christopher Yates with David J. Linsen

and Paul J. Volovich, and that the recent investment performance of Growth Opportunities Fund under the management of Mr. Linsen and Mr. Volovich was encouraging. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group information was based, and noted that most such periods ended before July 31, 2009. The Board noted that the expense levels of the peer group likely would have been different for periods ending July 31, 2009, due to the lower asset levels prevailing in the mutual fund industry during much of 2009. The Board also observed that the Fund’s transfer agency expenses were likely to decrease in 2010, as a result of renegotiation of the transfer agency agreement. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through November 30, 2009 that limited the total expense ratio of Class A to not more than 1.50%, the total expense ratios of Class B and Class C to not more than 2.15%, the total expense ratio of Class F to not more than 1.25%, the total expense ratio of Class I to not more than 1.15%, the total expense ratio of Class P to not more than 1.60%, the total expense ratio of Class R2 to not more than 1.75%, and the total expense ratio of Class R3 to not more than 1.65%. The Board also observed that Lord Abbett did not intend to renew the agreement, but instead intended to continue to make reimbursements to keep the expense ratio of each class at the same level through February 28, 2010 and that Lord Abbett also intended to increase the reimbursement levels on March 1, 2010, so that each class’s expense ratio would be five basis points lower, which reimbursements it could end at any time. The Board observed that for the fiscal year ended July 31, 2009 the contractual and actual management and administrative services fee rates were approximately one basis point above the median of the peer group. The Board observed that for the fiscal year ended July 31, 2009 the total expense ratio of
Class A was approximately twenty-seven basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately nine basis points above the median of the peer group, the total expense ratio of Class F was approximately fourteen basis points above the median of the peer group, the total expense ratio of Class I was approximately thirty basis points above the median of the peer group, the total expense ratio of Class P was approximately twenty-five basis points above the median of the peer group, the total expense ratio of Class R2 was approximately twenty basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately thirty basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and that had it been operational the expense ratio of Class R2 would have been approximately sixty basis points higher. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to its relatively small average account size.

Profitability. The Board considered
the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had decreased in its 2009 fiscal year, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the
Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board
considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord
Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares.
The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord
Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies,
Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at
www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports
and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by
(i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public
Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are
distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Stock Appreciation Fund

LASA-3-0110

(03/10)

Item 2:
Code of Ethics.

Not applicable.

Item 3:
Audit Committee Financial Expert.

Not applicable.

Item 4:
Principal Accountant Fees and Services.

Not applicable.

Item 5:
Audit Committee of Listed Registrants.

Not applicable.

Item 6:
Investments.

Not applicable.

Item 7:
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:
Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:
Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:
Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:
Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:
Exhibits.

(a)(1)
Amendments to Code of Ethics – Not applicable.

(a)(2)
Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)
Not applicable.

(b)
Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT STOCK APPRECIATION FUND

By:

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: March 24, 2010

By:

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: March 24, 2010

By:

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 24, 2010